Schedule II - Valuation and Qualifying Accounts (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at Beginning Of Period	$ 28,331,759	$ 27,131,034	$ 26,021,943
Additions Charged to Costs and Expenses	9,207,800	1,200,725	1,109,094
Additions Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End Of Period	$ 19,123,959	$ 28,331,759	$ 27,131,034